Revenue - Liquefaction Services Revenue (Details) $ in Thousands, t in Millions		1 Months Ended	6 Months Ended
	May 31, 2018 USD ($)	Jul. 31, 2021 USD ($) t	Jun. 30, 2022 USD ($) $ / barrel t	Jun. 30, 2021 USD ($)	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 140,165	$ 131,105
Oil price per barrel (in usd per barrel) | $ / barrel			60
Upfront payment	$ 33,800
Hilli LLC
Disaggregation of Revenue [Line Items]
Expected increase of capacity per annum | t		0.2
Hilli LLC | Incremental Capacity
Disaggregation of Revenue [Line Items]
Expected capacity per annum | t			1.4
FLNG
Disaggregation of Revenue [Line Items]
Derivative asset					$ 79,600
Derivative liability		$ 28,300
Base tolling fee
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 102,251	102,250
Liquefaction services revenue
Disaggregation of Revenue [Line Items]
Total operating revenues			123,421	110,134
Amortization of deferred commissioning period revenue billing			2,043	2,043
Amortization of Day 1 gain			16,286	4,816
Overproduction revenue			620	1,304
Revenue from Contract with Customer			2,500	0
Other			$ (279)	$ (279)